UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of Registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Gold and Precious Metals Fund
Class A [FKRCX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,076,811,061
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	11.01%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals Fund	PAGE 1	132-STSR-0325

Franklin Gold and Precious Metals Fund
Class C [FRGOX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$87	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,076,811,061
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	11.01%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals Fund	PAGE 1	232-STSR-0325

Franklin Gold and Precious Metals Fund
Class R6 [FGPMX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,076,811,061
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	11.01%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals Fund	PAGE 1	364-STSR-0325

Franklin Gold and Precious Metals Fund
Advisor Class [FGADX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,076,811,061
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	11.01%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals Fund	PAGE 1	632-STSR-0325

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Gold and Precious
Metals Fund
Financial Statements and Other Important Information
Semi-Annual | January 31,   2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.02 $17.42 $16.40 $24.23 $28.04 $16.68
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.09 0.10 0.13 0.04 (0.04)
Net realized and unrealized gains (losses) 2.16 3.03 0.92 (5.90) (1.20) 11.40
Total from investment operations ........ 2.15 3.12 1.02 (5.77) (1.16) 11.36
Less distributions from:
Net investment income .............. (2.32) (0.52) — (2.06) (2.65) —
Net asset value, end of period .......... $19.85 $20.02 $17.42 $16.40 $24.23 $28.04
Total return
c
....................... 12.38% 18.56% 6.22% (25.63)% (3.80)% 68.05%
Ratios to average net assets
d
Expenses
e
........................ 0.88% 0.92%
f
0.92%
f
0.88% 0.90%
f
0.93%
f
Net investment income (loss) .......... (0.08)% 0.55% 0.58% 0.58% 0.17% (0.20)%
Supplemental data
Net assets , end of period (000’s) ........ $723,671 $690,180 $679,841 $656,071 $921,127 $938,555
Portfolio turnover rate ................ 11.01% 14.50% 12.92% 17.60% 18.91% 17.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.50 $15.29 $14.50 $21.71 $25.42 $15.24
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.03) (0.02) (0.03) (0.13) (0.16)
Net realized and unrealized gains (losses) 1.86 2.64 0.81 (5.23) (1.09) 10.34
Total from investment operations ........ 1.79 2.61 0.79 (5.26) (1.22) 10.18
Less distributions from:
Net investment income .............. (2.18) (0.40) — (1.95) (2.49) —
Net asset value, end of period .......... $17.11 $17.50 $15.29 $14.50 $21.71 $25.42
Total return
c
....................... 12.01% 17.62% 5.45% (26.18)% (4.53)% 66.80%
Ratios to average net assets
d
Expenses
e
........................ 1.63% 1.67%
f
1.67%
f
1.63% 1.65%
f
1.68%
f
Net investment (loss) ................ (0.82)% (0.18)% (0.15)% (0.17)% (0.59)% (0.94)%
Supplemental data
Net assets , end of period (000’s) ........ $46,293 $47,302 $51,872 $58,538 $93,615 $106,271
Portfolio turnover rate ................ 11.01% 14.50% 12.92% 17.60% 18.91% 17.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.10 $19.17 $17.98 $26.32 $30.20 $17.90
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.16 0.17 0.22 0.13 0.03
Net realized and unrealized gains (losses) 2.41 3.35 1.02 (6.45) (1.28) 12.27
Total from investment operations ........ 2.44 3.51 1.19 (6.23) (1.15) 12.30
Less distributions from:
Net investment income .............. (2.39) (0.58) — (2.11) (2.73) —
Net asset value, end of period .......... $22.15 $22.10 $19.17 $17.98 $26.32 $30.20
Total return
c
....................... 12.58% 19.01% 6.62% (25.36)% (3.46)% 68.66%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.63% 0.64% 0.64% 0.69% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.54% 0.55%
e
0.53%
e
0.52% 0.56%
e
0.56%
e
Net investment income ............... 0.24% 0.87% 0.94% 0.94% 0.49% 0.17%
Supplemental data
Net assets , end of period (000’s) ........ $57,452 $50,087 $40,916 $30,969 $25,458 $20,574
Portfolio turnover rate ................ 11.01% 14.50% 12.92% 17.60% 18.91% 17.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.76 $18.89 $17.74 $26.00 $29.88 $17.73
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.14 0.15 0.20 0.11 0.01
Net realized and unrealized gains (losses) 2.38 3.29 1.00 (6.36) (1.28) 12.14
Total from investment operations ........ 2.40 3.43 1.15 (6.16) (1.17) 12.15
Less distributions from:
Net investment income .............. (2.37) (0.56) — (2.10) (2.71) —
Net asset value, end of period .......... $21.79 $21.76 $18.89 $17.74 $26.00 $29.88
Total return
c
....................... 12.57% 18.81% 6.48% (25.42)% (3.59)% 68.47%
Ratios to average net assets
d
Expenses
e
........................ 0.63% 0.67%
f
0.67%
f
0.63% 0.65%
f
0.68%
f
Net investment income ............... 0.16% 0.79% 0.83% 0.84% 0.41% 0.05%
Supplemental data
Net assets , end of period (000’s) ........ $249,395 $240,439 $236,987 $239,115 $307,110 $280,317
Portfolio turnover rate ................ 11.01% 14.50% 12.92% 17.60% 18.91% 17.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), January 31, 2025
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.1%
Copper 0.6%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 2,179,791
a
Imperial Metals Corp. .................................. Canada 1,765,330 2,417,179
a
SolGold plc .......................................... Australia 20,000,000 1,785,456
6,382,426
Diversified Metals & Mining 6.0%
a
AbraSilver Resource Corp. .............................. Canada 250,000 504,008
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 171,455
a
Andean Silver Ltd. ..................................... Australia 1,400,000 980,546
a
Antipa Minerals Ltd. ................................... Australia 130,000,000 2,704,798
a
Arizona Metals Corp. ................................... Canada 150,000 148,622
a,b
Arizona Metals Corp. , 144A .............................. Canada 2,294,000 2,272,928
a
Aston Minerals Ltd. .................................... Australia 36,000,000 290,956
a,c
AuMega Metals Ltd. , ( AUD Traded) ........................ Australia 10,813,044 302,511
a,c,d,e
AuMega Metals Ltd. , ( CAD Traded) , 144A ................... Australia 20,000,000 571,259
a
Azimut Exploration, Inc. ................................. Canada 1,700,000 736,918
a
Bravo Mining Corp. .................................... Canada 2,830,000 3,816,562
a,b
Bravo Mining Corp. , 144A ............................... Canada 415,000 559,672
a
Cerro de Pasco Resources, Inc. .......................... Canada 7,400,000 1,494,800
a
Chalice Mining Ltd. .................................... Australia 2,522,810 1,738,114
a
Collective Mining Ltd. .................................. Canada 700,000 3,684,591
a
Contango ORE, Inc. ................................... United States 156,457 1,622,459
a
Ivanhoe Electric, Inc. ................................... United States 328,900 1,947,088
a
Magna Mining, Inc. .................................... Canada 2,210,000 2,630,681
a,d,e
Magna Mining, Inc. , 144A ............................... Canada 1,380,000 1,572,073
a
Max Resource Corp. ................................... Canada 6,000,000 206,420
a
Meridian Mining UK Societas ............................. Netherlands 7,700,000 2,278,185
a,b
NorthIsle Copper & Gold, Inc. , 144A ....................... Canada 4,430,000 1,432,621
a,d,e
NorthIsle Copper & Gold, Inc. , 144A ....................... Canada 3,500,000 1,047,132
a,d,e
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 48,511
a
Prime Mining Corp. .................................... Canada 5,290,000 6,551,760
a
Vizsla Silver Corp. ..................................... Canada 175,833 359,324
a
Vizsla Silver Corp. ..................................... Canada 2,350,000 4,802,353
a,b
Vizsla Silver Corp. , 144A ................................ Canada 216,667 442,771
a,b
Vizsla Silver Corp. , 144A ................................ Canada 8,000,000 16,348,436
a
Western Copper & Gold Corp. ............................ Canada 3,360,000 3,467,850
64,735,404
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 118,372
a
Gold 86.0%
Agnico Eagle Mines Ltd. , ( CAD Traded) ..................... Canada 124,559 11,576,998
Agnico Eagle Mines Ltd. , ( USD Traded) ..................... Canada 409,000 38,012,461
Alamos Gold, Inc. , ( CAD Traded) , A ........................ Canada 1,317,316 27,545,487
Alamos Gold, Inc. , ( USD Traded) , A ........................ Canada 1,014,500 21,233,485
a
Allied Gold Corp. ...................................... Canada 2,163,859 6,774,388
Anglogold Ashanti plc .................................. United Kingdom 1,083,603 32,735,647
a
Artemis Gold, Inc. ..................................... Canada 2,676,800 29,063,821
a,c
Ascot Resources Ltd. .................................. Canada 35,720,000 4,731,207
a,c,d,e
Ascot Resources Ltd. , 144A ............................. Canada 25,900,000 3,168,966
a
Atex Resources, Inc. ................................... Canada 6,970,000 9,591,633
a
Aurum Resources Ltd. ................................. Australia 8,500,000 1,373,957
a
Ausgold Ltd. ......................................... Australia 11,666,666 3,377,300
a,c
Awale Resources Ltd. .................................. Canada 3,500,000 1,155,950
B2Gold Corp. ........................................ Canada 6,483,694 15,658,834
a,c
Banyan Gold Corp. .................................... Canada 22,517,629 3,486,061
Barrick Gold Corp. .................................... Canada 1,918,383 31,403,930
a
Bellevue Gold Ltd. ..................................... Australia 14,594,000 11,116,984

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 $ 626,139
a,b
Belo Sun Mining Corp. , 144A ............................. Canada 3,800,000 679,809
a
Black Cat Syndicate Ltd. ................................ Australia 24,126,504 9,855,540
a,d,e
Calibre Mining Corp. ................................... Canada 525,000 877,949
a
Calibre Mining Corp. ................................... Canada 11,544,343 20,573,054
a
Catalyst Metals Ltd. ................................... Australia 6,388,915 13,751,577
a
Cerrado Gold, Inc. ..................................... Canada 2,709,000 913,345
a
De Grey Mining Ltd. ................................... Australia 9,728,393 11,922,728
Dundee Precious Metals, Inc. ............................ Canada 157,415 1,595,433
a
Eldorado Gold Corp. ................................... Turkiye 592,724 9,021,265
a
Emerald Resources NL ................................. Australia 7,840,000 20,643,064
Endeavour Mining plc .................................. Burkina Faso 1,193,114 24,537,914
a,c
Falcon Metals Ltd. ..................................... Australia 9,225,414 768,865
a,d,e
Firefinch Ltd. ......................................... Australia 18,028,500 504,374
a
FireFly Metals Ltd. .................................... Australia 9,137,185 5,167,999
a
Founders Metals, Inc. .................................. Canada 500,000 1,960,986
a,d,e
Founders Metals, Inc. , 144A ............................. Canada 980,000 3,712,620
a
G Mining Ventures Corp. ................................ Canada 5,505,312 53,941,338
a
Galiano Gold, Inc. ..................................... Canada 5,507,219 6,062,924
a
Genesis Minerals Ltd. .................................. Australia 8,016,549 15,553,536
a
Geopacific Resources Ltd. .............................. Australia 155,862,096 2,228,688
Gold Fields Ltd. ....................................... South Africa 439,800 7,514,296
a
Greatland Gold plc .................................... United Kingdom 201,575,000 18,994,896
a
Greenheart Gold, Inc. .................................. Canada 975,000 523,274
a
Greenheart Gold, Inc. .................................. Canada 137,500 73,795
a,d,e
Greenheart Gold, Inc. , 144A ............................. Canada 2,800,000 1,437,081
a,c
Heliostar Metals Ltd. ................................... Canada 17,967,500 9,642,997
a
Hochschild Mining plc .................................. Peru 2,688,520 5,866,953
a
Integra Resources Corp. , ( CAD Traded) .................... Canada 7,513,320 7,909,574
a
Integra Resources Corp. , ( USD Traded) .................... Canada 740,000 777,000
a
K92 Mining, Inc. ...................................... Canada 1,866,571 12,393,718
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 2,164,290
a,c
Liberty Gold Corp. ..................................... Canada 16,329,800 3,370,792
a,b,c
Liberty Gold Corp. , 144A ................................ Canada 6,500,000 1,341,728
a
Lion One Metals Ltd. ................................... Canada 4,551,644 1,190,095
a
Meeka Metals Ltd. ..................................... Australia 88,339,186 5,714,542
a,c,d,e
Monarch Mining Corp. .................................. Canada 15,500,000 —
a
Montage Gold Corp. ................................... Canada 5,750,000 8,545,774
a
New Gold, Inc. ....................................... Canada 5,650,000 17,063,000
a,c
Newcore Gold Ltd. .................................... Canada 12,620,000 3,169,436
Newmont Corp. ....................................... United States 356,614 15,234,550
Newmont Corp. , CDI ................................... United States 867,765 36,779,777
Northern Star Resources Ltd. ............................ Australia 552,254 5,844,905
OceanaGold Corp. .................................... Australia 6,313,488 18,853,365
a
Omai Gold Mines Corp. ................................. Canada 17,500,000 4,274,607
a,c
Onyx Gold Corp. ...................................... Canada 1,400,750 173,486
a,c
Onyx Gold Corp. ...................................... Canada 1,300,000 161,007
a
Ora Banda Mining Ltd. ................................. Australia 38,307,692 19,575,816
a
Orla Mining Ltd. ...................................... Canada 3,091,364 18,973,384
a,b
Orla Mining Ltd. , 144A .................................. Canada 2,000,000 12,275,089
a,b
Osisko Development Corp. , ( CAD Traded) , 144A .............. Canada 804,049 1,272,448
a,d,e
Osisko Development Corp. , ( USD Traded) ................... Canada 985,000 1,503,418
a
Pantoro Ltd. ......................................... Australia 308,105,455 21,728,942
Perseus Mining Ltd. ................................... Australia 20,746,211 36,200,359
a
Predictive Discovery Ltd. ................................ Australia 74,157,421 12,152,711
a
Probe Gold, Inc. ...................................... Canada 834,800 1,108,586
a,b
Probe Gold, Inc. , 144A ................................. Canada 5,800,000 7,702,205
a
Resolute Mining Ltd. ................................... Australia 27,033,333 6,831,901

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Rio2 Ltd. ............................................ Canada 3,530,000 $ 1,675,921
a
Robex Resources, Inc. ................................. Canada 4,500,000 7,152,441
a,c
RTG Mining, Inc. ...................................... Australia 4,167,708 57,353
a,c
RTG Mining, Inc. , CDI .................................. Australia 82,487,582 1,282,063
a,c
Saturn Metals Ltd. ..................................... Australia 17,486,957 2,500,477
a
Skeena Resources Ltd. ................................. Canada 2,006,899 19,691,320
a
Snowline Gold Corp. ................................... Canada 700,000 2,600,888
a
Southern Cross Gold Consolidated Ltd. ..................... Canada 3,852,990 8,881,217
a
Southern Cross Gold Consolidated Ltd. , CDI ................. Canada 3,757,272 8,175,636
a
Spartan Resources Ltd. ................................. Australia 15,853,207 13,102,479
a
St. Augustine Gold and Copper Ltd. , ( CAD Traded) ............ United States 337,336 17,988
a,b
St. Augustine Gold and Copper Ltd. , ( CAD Traded) , 144A ....... United States 16,383,333 873,643
a,e
St. Augustine Gold and Copper Ltd. , ( USD Traded) , 144A ....... United States 10,000,000 533,251
a
St. Barbara Ltd. ....................................... Australia 25,908,021 4,028,010
a
STLLR Gold, Inc. ..................................... Canada 325,000 219,149
a,b
STLLR Gold, Inc. , 144A ................................. Canada 4,370,010 2,946,716
a,c
Talisker Resources Ltd. ................................. Canada 5,280,000 1,271,545
a
Tolu Minerals Ltd. ..................................... Australia 4,240,000 2,332,867
a
Torex Gold Resources, Inc. .............................. Canada 1,145,000 24,288,953
a,b
Torex Gold Resources, Inc. , 144A ......................... Canada 180,000 3,818,351
a
Troilus Gold Corp. ..................................... Canada 18,125,000 4,614,339
a
Vault Minerals Ltd. .................................... Australia 90,133,903 21,358,568
a
West African Resources Ltd. ............................. Australia 6,779,984 6,863,775
Westgold Resources Ltd. ............................... Australia 1,600,000 2,520,502
a,c,d,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 248,652
926,302,157
Precious Metals & Minerals 3.7%
Anglo American Platinum Ltd. ............................ South Africa 56,556 1,984,184
a,c
Aurion Resources Ltd. .................................. Canada 7,475,000 3,291,705
a
Impala Platinum Holdings Ltd. ............................ South Africa 1,315,000 7,217,596
a
Impala Platinum Holdings Ltd. , ADR ....................... South Africa 1,206,100 6,730,038
Northam Platinum Holdings Ltd. .......................... South Africa 689,019 4,670,909
a
Platinum Group Metals Ltd. , ( CAD Traded) .................. South Africa 2,420,458 3,131,015
a
Platinum Group Metals Ltd. , ( USD Traded) .................. South Africa 2,268,243 2,948,716
a,e
Platinum Group Metals Ltd. , ( USD Traded) , 144A ............. South Africa 36,628 47,381
a
Sable Resources Ltd. .................................. Canada 12,000,000 288,988
a,d,e
SUA Holdings Ltd. ..................................... Canada 13,426,000 19,464
a,c
TDG Gold Corp. ...................................... Canada 2,080,000 858,706
a,b,c
TDG Gold Corp. , 144A ................................. Canada 5,370,000 2,216,947
a,c
Thesis Gold, Inc. ...................................... Canada 12,444,053 5,308,641
a,c,d,e
Thesis Gold, Inc. , 144A ................................. Canada 900,000 364,579
a,b
Vizsla Royalties Corp. , 144A ............................. Canada 266,667 339,446
a
Vizsla Silver Corp. ..................................... Canada 175,833 223,822
39,642,137
Research & Consulting Services 0.2%
a
Chrysos Corp. Ltd. .................................... Australia 490,000 1,553,628
a
Silver 2.6%
a
Aya Gold & Silver, Inc. .................................. Canada 615,000 4,942,512
a
Discovery Silver Corp. .................................. Canada 4,146,700 2,567,881
a
GoGold Resources, Inc. ................................ Canada 9,402,458 9,963,041
Pan American Silver Corp. .............................. Canada 148,021 3,433,301
a
Silver Mines Ltd. ...................................... Australia 35,300,000 1,669,905
a,c
Silver Mountain Resources, Inc. .......................... Canada 13,400,000 461,004
a,c
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 734,854

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Silver (continued)
a,b,c
Silver Tiger Metals, Inc. , 144A ............................ Canada 21,500,000 $ 4,438,023
28,210,521
Total Common Stocks (Cost $ 789,892,339 ) .....................................
1,066,944,645
Rights
a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 760,597
Total Rights (Cost $ 856,772 ) ..................................................
760,597
Warrants
a a a
Warrants 0.2%
Diversified Metals & Mining 0.0%
†
a,d,e
Aston Minerals Ltd. , 144A, 10/16/25 ....................... Australia 5,500,000 5,840
a,d,e
Cerro de Pasco Resources Sucursal del Peru , 144A, 11/14/26 .... Canada 3,700,000 151,322
a,d
Contango ORE, Inc. , 6/11/27 ............................. United States 25,000 23,230
180,392
Gold 0.2%
a,c,d,e
Ascot Resources Ltd. , 144A, 7/25/26 ....................... Canada 3,300,000 37,751
a,c,d,e
Awale Resources Ltd. , 144A, 5/08/26 ...................... Canada 1,750,000 20,198
a,c,d,e
Heliostar Metals Ltd. , 144A, 12/08/25 ...................... Canada 1,720,833 461,778
a
Integra Resources Corp. , 3/13/27 ......................... Canada 500,000 209,860
a,c,d,e
Liberty Gold Corp. , 144A, 5/17/26 ......................... Canada 1,950,000 32,761
a,c,d,e
Monarch Mining Corp. , 144A, 4/06/27 ...................... Canada 6,000,000 —
a,c,d,e
Onyx Gold Corp. , 144A, 7/06/25 .......................... Canada 650,000 533
a
Osisko Development Corp. , ( CAD Traded), 3/27/27 ............ Canada 608,333 59,647
a,d
Osisko Development Corp. , ( USD Traded), 10/01/29 ........... Canada 985,000 218,741
a,e
Robex Resources, Inc. , 144A, 6/26/26 ...................... Canada 3,050,000 598,101
a,d,e
STLLR Gold, Inc. , 144A, 11/28/26 ......................... Canada 537,600 30,050
a,c,d,e
Talisker Resources Ltd. , 144A, 2/11/25 ..................... Canada 4,500,000 —
a,d,e
Troilus Gold Corp. , 144A, 11/20/25 ........................ Canada 2,000,000 48,909
a,d,e
Troilus Gold Corp. , 144A, 10/18/26 ........................ Canada 1,800,000 91,365
1,809,694
Precious Metals & Minerals 0.0%
†
a,c,d,e
TDG Gold Corp. , 144A, 7/07/26 ........................... Canada 310,000 75,334
Silver 0.0%
†
a,d,e
Silver Mines Ltd. , 144A, 6/17/26 .......................... Australia 11,766,666 35,348
a,c,e
Silver Mountain Resources, Inc. , 144A, 2/09/26 ............... Canada 1,500,000 5,160
a,c,e
Silver Mountain Resources, Inc. , 144A, 4/24/28 ............... Canada 3,100,000 31,995
72,503
Total Warrants (Cost $ – ) ......................................................
2,137,923
Total Long Term Investments (Cost $ 790,749,111 ) ...............................
1,069,843,165
a

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.0%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .... United States 10,308,044 $ 10,308,044
Total Money Market Funds (Cost $ 10,308,044 ) ..................................
10,308,044
Total Short Term Investments (Cost $ 10,308,044 ) ................................
10,308,044
a
Total Investments (Cost $ 801,057,155 ) 100.4% ..................................
$1,080,151,209
Other Assets, less Liabilities (0.4) % ...........................................
(3,340,148)
Net Assets 100.0% ...........................................................
$1,076,811,061
See Abbreviations on page 28 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2025, the aggregate value of these securities was $58,960,833, representing 5.5% of net assets.
c
See Note 8 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
January 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $654,770,134
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................................................... 146,287,021
Value - Unaffiliated issuers .................................................................. $1,014,098,841
Value - Non-controlled affiliates (Note 3 f and 8 ) ................................................... 66,052,368
Cash .................................................................................... 11,062
Receivables:
Investment securities sold ................................................................... 1,460,265
Capital shares sold ........................................................................ 567,705
Dividends ............................................................................... 64,115
Total assets .......................................................................... 1,082,254,356
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,083,244
Capital shares redeemed ................................................................... 1,234,803
Management fees ......................................................................... 397,766
Distribution fees .......................................................................... 180,697
Transfer agent fees ........................................................................ 283,983
Trustees' fees and expenses ................................................................. 2
Accrued expenses and other liabilities ........................................................... 262,800
Total liabilities ......................................................................... 5,443,295
Net assets, at value ................................................................. $1,076,811,061
Net assets consist of:
Paid-in capital ............................................................................. $1,720,104,763
Total distributable earnings (losses) ............................................................. (643,293,702)
Net assets, at value ................................................................. $1,076,811,061

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $723,671,022
Shares outstanding ........................................................................ 36,451,458
Net asset value per share
a ,b
.................................................................. $19.85
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $21.01
Class C:
Net assets, at value ....................................................................... $46,293,065
Shares outstanding ........................................................................ 2,705,666
Net asset value and maximum offering price per share
a ,b
............................................ $17.11
Class R6:
Net assets, at value ....................................................................... $57,452,289
Shares outstanding ........................................................................ 2,593,597
Net asset value and maximum offering price per share
b
............................................. $22.15
Advisor Class:
Net assets, at value ....................................................................... $249,394,685
Shares outstanding ........................................................................ 11,444,770
Net asset value and maximum offering price per share
b
............................................. $21.79
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the six months ended January 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $303,674)
Unaffiliated issuers ........................................................................ $3,989,228
Non-controlled affiliates (Note 3 f and 8 ) ......................................................... 199,802
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (27,221)
Non-controlled affiliates (Note 3 f ) ............................................................. 39,023
Total investment income ................................................................... 4,200,832
Expenses:
Management fees (Note 3 a ) ................................................................... 2,512,556
Distribution fees: (Note 3c )
Class A ................................................................................ 893,287
Class C ................................................................................ 238,709
Transfer agent fees: (Note 3e )
Class A ................................................................................ 410,061
Class C ................................................................................ 27,455
Class R6 ............................................................................... 20,634
Advisor Class ............................................................................ 144,820
Custodian fees ............................................................................ 32,028
Reports to shareholders fees .................................................................. 48,670
Registration and filing fees .................................................................... 53,508
Professional fees ........................................................................... 51,341
Trustees' fees and expenses .................................................................. 5,667
Other .................................................................................... 27,606
Total expenses ......................................................................... 4,466,342
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (31,456)
Net expenses ......................................................................... 4,434,886
Net investment income (loss) ............................................................ (234,054)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 64,930,090
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... (20,635,969)
Foreign currency transactions ................................................................ (367,969)
Net realized gain (loss) .................................................................. 43,926,152
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 77,667,858
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... 1,739,857
Translation of other assets and liabilities denominated in foreign currencies .............................. 3,619
Net change in unrealized appreciation (depreciation) ............................................ 79,411,334
Net realized and unrealized gain (loss) ............................................................ 123,337,486
Net increase (decrease) in net assets resulting from operations .......................................... $123,103,432

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold and Precious Metals Fund
Six Months Ended
January 31, 2025
(unaudited)
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(234,054) $5,416,758
Net realized gain (loss) ................................................. 43,926,152 (9,983,190)
Net change in unrealized appreciation (depreciation) ........................... 79,411,334 166,611,404
Net increase (decrease) in net assets resulting from operations ................ 123,103,432 162,044,972
Distributions to shareholders:
Class A ............................................................. (76,834,420) (19,697,199)
Class C ............................................................. (5,349,183) (1,235,847)
Class R6 ............................................................ (5,380,288) (1,261,374)
Advisor Class ........................................................ (25,992,989) (6,635,570)
Total distributions to shareholders .......................................... (113,556,880) (28,829,990)
Capital share transactions: (Note 2 )
Class A ............................................................. 26,727,693 (80,574,084)
Class C ............................................................. (853,345) (10,103,092)
Class R6 ............................................................ 6,417,906 2,564,027
Advisor Class ........................................................ 6,964,933 (26,710,494)
Total capital share transactions ............................................ 39,257,187 (114,823,643)
Net increase (decrease) in net assets ................................... 48,803,739 18,391,339
Net assets:
Beginning of period ..................................................... 1,028,007,322 1,009,615,983
End of period .......................................................... $1,076,811,061 $1,028,007,322

Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At January 31, 2025, the
Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,864,554 $122,223,640 9,120,709 $153,264,029
Shares issued in reinvestment of distributions .......... 3,803,983 66,151,266 994,632 16,292,063
Shares redeemed ............................... (7,699,008) (161,647,213) (14,660,490) (250,130,176)
Net increase (decrease) .......................... 1,969,529 $26,727,693 (4,545,149) $(80,574,084)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
Six Months Ended
January 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 234,935 $4,406,759 423,537 $6,130,685
Shares issued in reinvestment of distributions .......... 354,930 5,323,952 85,168 1,225,576
Shares redeemed
a
.............................. (586,917) (10,584,056) (1,199,315) (17,459,353)
Net increase (decrease) .......................... 2,948 $(853,345) (690,610) $(10,103,092)
Class R6 Shares:
Shares sold ................................... 662,053 $15,170,820 1,099,222 $20,134,209
Shares issued in reinvestment of distributions .......... 266,525 5,167,923 67,032 1,209,265
Shares redeemed ............................... (601,674) (13,920,837) (1,033,567) (18,779,447)
Net increase (decrease) .......................... 326,904 $6,417,906 132,687 $2,564,027
Advisor Class Shares:
Shares sold ................................... 1,617,853 $37,073,539 2,367,338 $42,716,967
Shares issued in reinvestment of distributions .......... 1,254,070 23,927,662 342,268 6,085,533
Shares redeemed ............................... (2,474,781) (54,036,268) (4,207,871) (75,512,994)
Net increase (decrease) .......................... 397,142 $6,964,933 (1,498,265) $(26,710,494)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended January 31, 2025, the annualized gross effective investment management fee rate was 0.471% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended January 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$202,306 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $35,152
CDSC retained .............................................................................. $10,743
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until November 30, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.089% $4,363,217 $99,097,741 $(93,152,914) $— $— $10,308,044 10,308,044 $199,802
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.089% $44,000 $44,256,000 $(44,300,000) $— $— $— — $39,023
Total Affiliated Securities ... $4,407,217 $143,353,741 $(137,452,914) $— $— $10,308,044 $238,825
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $13,641,019
Long term ................................................................................ 721,491,759
Total capital loss carryforwards ............................................................... $735,132,778
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At January 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2025, aggregated
$116,384,006 and $191,873,022, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $959,593,025
Unrealized appreciation ........................................................................ $479,595,740
Unrealized depreciation ........................................................................ (359,037,556)
Net unrealized appreciation (depreciation) .......................................................... $120,558,184
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
25,900,000
a
Ascot Resources Ltd., 144A .................... 11/12/24 $ 2,972,847 $ 3,168,966
3,300,000
a
Ascot Resources Ltd., 144A, 7/25/26 ............. 7/26/24 — 37,751
5,500,000
b
Aston Minerals Ltd., 144A, 10/16/25 .............. 10/10/23 — 5,840
20,000,000
c
AuMega Metals Ltd., (CAD Traded), 144A ......... 12/04/24 710,985 571,259
1,750,000
d
Awale Resources Ltd., 144A, 5/08/26 ............. 5/10/24 — 20,198
525,000
e
Calibre Mining Corp. ......................... 1/27/25 825,478 877,949
3,700,000
f
Cerro de Pasco Resources Sucursal del Peru , 144A,
11/14/26 ................................. 11/29/24 — 151,322
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 2,270,395 504,374
4. Income Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund (continued)
980,000
g
Founders Metals, Inc., 144A .................... 10/18/24 $ 1,703,422 $ 3,712,620
2,800,000
h
Greenheart Gold, Inc., 144A .................... 10/10/24 1,018,738 1,437,081
1,720,833
i
Heliostar Metals Ltd., 144A, 12/08/25 ............. 12/20/23 — 461,778
1,950,000
j
Liberty Gold Corp., 144A, 5/17/26 ................ 5/21/24 — 32,761
1,380,000
k
Magna Mining, Inc., 144A ...................... 10/25/24 1,042,709 1,572,073
15,500,000 Monarch Mining Corp. ........................ 4/04/22 - 1/18/23 3,340,290 —
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
3,500,000
l
NorthIsle Copper & Gold, Inc., 144A .............. 11/29/24 949,966 1,047,132
650,000
m
Onyx Gold Corp., 144A, 7/06/25 ................. 7/07/23 — 533
985,000
n
Osisko Development Corp., (USD Traded) ......... 11/07/24 1,773,000 1,503,418
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 48,511
36,628
o
Platinum Group Metals Ltd., (USD Traded), 144A .... 1/03/18 140,684 47,381
3,050,000
p
Robex Resources, Inc., 144A, 6/26/26 ............ 6/28/24 — 598,101
11,766,666
q
Silver Mines Ltd., 144A, 6/17/26 ................. 1/07/25 — 35,348
1,500,000
r
Silver Mountain Resources, Inc., 144A, 2/09/26 ..... 2/10/23 — 5,160
3,100,000
r
Silver Mountain Resources, Inc., 144A, 4/24/28 ..... 4/25/24 — 31,995
10,000,000
s
St. Augustine Gold and Copper Ltd., (USD Traded),
144A .................................... 12/04/14 1,000,000 533,251
537,600
t
STLLR Gold, Inc., 144A, 11/28/26 ............... 2/09/24 — 30,050
13,426,000 SUA Holdings Ltd. ........................... 5/15/20 - 12/02/21 — 19,464
4,500,000
u
Talisker Resources Ltd., 144A, 2/11/25 ............ 8/12/22 — —
310,000
v
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 75,334
900,000
w
Thesis Gold, Inc., 144A ....................... 12/10/24 380,993 364,579
1,800,000
x
Troilus Gold Corp., 144A, 10/18/26 ............... 10/18/24 — 91,365
2,000,000
x
Troilus Gold Corp., 144A, 11/20/25 ............... 11/15/23 — 48,909
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 9,867,301 248,652
Total Restricted Securities (Value is 1.6% of Net Assets) ............... $27,996,808 $17,283,155
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,731,207 as of January 31, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $290,956 as of January 31, 2025.
c
The Fund also invests in unrestricted securities of the issuer, valued at $302,511 as of January 31, 2025.
d
The Fund also invests in unrestricted securities of the issuer, valued at $1,155,950 as of January 31, 2025.
e
The Fund also invests in unrestricted securities of the issuer, valued at $20,573,054 as of January 31, 2025.
f
The Fund also invests in unrestricted securities of the issuer, valued at $1,494,800 as of January 31, 2025.
g
The Fund also invests in unrestricted securities of the issuer, valued at $1,960,986 as of January 31, 2025.
h
The Fund also invests in unrestricted securities of the issuer, valued at $597,069 as of January 31, 2025.
i
The Fund also invests in unrestricted securities of the issuer, valued at $9,642,997 as of January 31, 2025.
j
The Fund also invests in unrestricted securities of the issuer, valued at $4,712,520 as of January 31, 2025.
k
The Fund also invests in unrestricted securities of the issuer, valued at $2,630,681 as of January 31, 2025.
l
The Fund also invests in unrestricted securities of the issuer, valued at $1,432,621 as of January 31, 2025.
m
The Fund also invests in unrestricted securities of the issuer, valued at $334,493 as of January 31, 2025.
n
The Fund also invests in unrestricted securities of the issuer, valued at $1,550,836 as of January 31, 2025.
o
The Fund also invests in unrestricted securities of the issuer, valued at $6,079,731 as of January 31, 2025.
p
The Fund also invests in unrestricted securities of the issuer, valued at $7,152,441 as of January 31, 2025.
q
The Fund also invests in unrestricted securities of the issuer, valued at $1,669,905 as of January 31, 2025.
7. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2025, investments in “affiliated companies” were as follows:
r
The Fund also invests in unrestricted securities of the issuer, valued at $461,004 as of January 31, 2025.
s
The Fund also invests in unrestricted securities of the issuer, valued at $891,631 as of January 31, 2025.
t
The Fund also invests in unrestricted securities of the issuer, valued at $3,165,865 as of January 31, 2025.
u
The Fund also invests in unrestricted securities of the issuer, valued at $1,271,545 as of January 31, 2025.
v
The Fund also invests in unrestricted securities of the issuer, valued at $3,075,653 as of January 31, 2025.
w
The Fund also invests in unrestricted securities of the issuer, valued at $5,308,641 as of January 31, 2025.
x
The Fund also invests in unrestricted securities of the issuer, valued at $4,614,339 as of January 31, 2025.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd. .. $ 10,447,840 $ 5,254,857
a
$ (4,221,504)
a
$ — $ (6,749,986) $ 4,731,207 35,720,000 $ —
Ascot Resources Ltd.,
144A ........... 933,762 2,972,847 (1,033,352)
a
— 295,709 3,168,966 25,900,000 —
Ascot Resources Ltd.,
144A, 7/25/26 ..... 371,729 — — — (333,978) 37,751 3,300,000 —
AuMega Metals Ltd., (AUD
Traded) .......... 325,225 — — — (22,714) 302,511 10,813,044 —
AuMega Metals Ltd., (CAD
Traded), 144A ..... — 710,985 — — (139,726) 571,259 20,000,000 —
Aurion Resources Ltd. .. 3,031,466 229,025 (244,641) — 275,855 3,291,705 7,475,000 —
Awale Resources Ltd .. — 1,577,092
a
— — (421,142) 1,155,950 3,500,000 —
Awale Resources Ltd. .. 1,456,875 — (1,577,092)
a
— 120,217 —
b
— —
Awale Resources Ltd.,
144A, 5/08/26 ..... 246,601 — — — (226,403) 20,198 1,750,000 —
Banyan Gold Corp. ... 3,098,345 — — — 387,716 3,486,061 22,517,629 —
Falcon Metals Ltd. .... 1,809,611 — — — (1,040,746) 768,865 9,225,414 —
Geopacific Resources Ltd. 948,837 1,213,724 (46,265) (15,728,140) —
c
—
c
—
c
—
Heliostar Metals Ltd. ... 4,133,505 228,540
a
—
a
— 5,280,952 9,642,997 17,967,500 —
Heliostar Metals Ltd., 144A 266,310 — (228,540)
a
— (37,770) —
b
— —
Heliostar Metals Ltd.,
144A, 1/11/25 ..... 4,018 — — — (4,018) —
b
— —
Heliostar Metals Ltd.,
144A, 12/08/25 .... 105,965 — — — 355,813 461,778 1,720,833 —
Integra Resources Corp.,
(CAD Traded) ..... 4,050,980 2,901,346
a
— — —
c
—
c
—
c
—
Integra Resources Corp.,
(USD Traded) ..... 686,868 — — — —
c
—
c
—
c
—
7. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Integra Resources Corp.,
3/13/27 .......... $ 170,185 $ — $ — $ — $ —
c
$ —
c
—
c
$ —
Liberty Gold Corp. .... 1,100,343 — (1,003,197)
a
— (97,146) —
b
— —
Liberty Gold Corp. . ... 4,848,621 — — — (1,477,829) 3,370,792 16,329,800 —
Liberty Gold Corp., 144A 771,988 1,003,197
a
— — (433,457) 1,341,728 6,500,000 —
Liberty Gold Corp., 144A,
5/17/26 .......... 139,760 — — — (106,999) 32,761 1,950,000 —
Monarch Mining Corp. . — — — — — — 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... — — — — — — 6,000,000 —
Newcore Gold Ltd. .... 2,970,272 — — — 199,164 3,169,436 12,620,000 —
O3 Mining, Inc. ...... 4,395,119 1,394,271
a
(7,802,816) (2,233,816) 4,247,242 —
b
— —
Onyx Gold Corp ...... 225,948 — — — (64,941) 161,007 1,300,000 —
Onyx Gold Corp. ..... 243,458 — — — (69,972) 173,486 1,400,750 —
Onyx Gold Corp., 144A,
7/06/25 .......... 16,116 — — — (15,583) 533 650,000 —
Pantoro Ltd. ........ 18,712,673 — (1,564,562) (2,787,806) —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (CAD Traded) .. 5,363,734 — (1,538,898) 113,793 —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (USD Traded) .. 3,765,283 — — — —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 60,744 — — — —
c
—
c
—
c
—
RTG Mining, Inc. ..... 120,729 — — — (63,376) 57,353 4,167,708 —
RTG Mining, Inc., 144A,
9/08/24 .......... 447 — — — (447) —
b
— —
RTG Mining, Inc., CDI .. 2,265,249 — — — (983,186) 1,282,063 82,487,582 —
Saturn Metals Ltd. .... 1,618,148 467,582
a
— — 414,747 2,500,477 17,486,957 —
Silver Mountain
Resources, Inc. .... 679,292 — — — (218,288) 461,004 13,400,000 —
Silver Mountain
Resources, Inc., 144A,
2/09/26 .......... 5,431 — — — (271) 5,160 1,500,000 —
Silver Mountain
Resources, Inc., 144A,
4/24/28 .......... 33,675 — — — (1,680) 31,995 3,100,000 —
Silver Tiger Metals, Inc. . 618,749 — — — 116,105 734,854 3,560,000 —
Silver Tiger Metals, Inc.,
144A ........... 3,736,829 — — — 701,194 4,438,023 21,500,000 —
Talisker Resources Ltd. . 1,586,849 — — — (315,304) 1,271,545 5,280,000 —
Talisker Resources Ltd.,
144A, 2/11/25 ..... 39 — — — (39) — 4,500,000 —
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
TDG Gold Corp. ..... $ 180,758 $ — $ — $ — $ 677,948 $ 858,706 2,080,000 $ —
TDG Gold Corp., 144A,
7/07/26 .......... 3,589 — — — 71,745 75,334 310,000 —
TDG Gold Corp., 144A. . 466,669 — — — 1,750,278 2,216,947 5,370,000 —
Thesis Gold, Inc. ..... 4,513,882 9,557,838
a
(8,308,572)
a
— (454,507) 5,308,641 12,444,053 —
Thesis Gold, Inc. . .... 614,199 — (768,151)
a
— 153,952 —
b
— —
Thesis Gold, Inc., 144A . — 380,992 — — (16,413) 364,579 900,000 —
Troilus Gold Corp. .... 4,049,770 928,347 — — —
c
—
c
—
c
—
Troilus Gold Corp., 144A,
11/20/25 ......... 69,708 — — — —
c
—
c
—
c
—
Wiluna Mining Corp. Ltd. 261,511 — — — (12,859) 248,652 19,510,000 —
Total Affiliated Securities
(Value is 5.2% of Net
Assets) .......... $95,527,704 $28,820,643 $(28,337,590) $(20,635,969) $1,739,857 $55,744,324 $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of January 31, 2025, no longer held by the fund.
c
As of January 31, 2025, no longer an affiliate.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At January 31, 2025 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 6,382,426 $ — $ — $ 6,382,426
Diversified Metals & Mining ............... 53,278,583 8,217,846 3,238,975 64,735,404
Environmental & Facilities Services ......... 118,372 — — 118,372
Gold ................................ 610,745,133 304,103,964 11,453,060
a
926,302,157
Precious Metals & Minerals ............... 27,839,367 11,418,727 384,043 39,642,137
Research & Consulting Services ........... 1,553,628 — — 1,553,628
Silver ............................... 23,972,735 4,237,786 — 28,210,521
Rights ................................ 760,597 — — 760,597
Warrants :
Diversified Metals & Mining ............... — — 180,392 180,392
Gold ................................ 867,608 — 942,086
a
1,809,694
Precious Metals & Minerals ............... — — 75,334 75,334
Silver ............................... 37,155 — 35,348 72,503
Short Term Investments ................... 10,308,044 — — 10,308,044
Total Investments in Securities ........... $735,863,648 $327,978,323
b
$16,309,238 $1,080,151,209
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $306,721,459, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 221,567 $ 2,703,659 $ —
d
$ — $ (94,145) $ — $ — $ 407,894 $ 3,238,975 $ 484,296
Gold ............ 7,294,790
d
8,293,484 (5,902,249) — (626,009) — — 2,393,044 11,453,060
d
2,367,608
Precious Metals &
Minerals ........ 614,199 380,992
d
(768,151) — — — — 157,003 384,043 3,051
Warrants
Diversified Metals &
Mining ......... 1,164,593 —
d
—
d
— — — — (984,201) 180,392 32,745
10. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 3 financial instruments include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Warrants (continued)
Gold ............ $ 4,873,459
d
$ —
d
$ —
d
$ — $ (2,283,812) $ — $ — $ (1,647,561) $ 942,086
d
$ (54,750)
Precious Metals &
Minerals ........ 3,589
d
— —
d
— — — — 71,745 75,334 71,745
Silver ............ — —
d
— — — — — 35,348 35,348 35,348
Total Investments in Securities . $14,172,197 $11,378,135 $(6,670,400) $— $(3,003,966) — — 433,272 $16,309,238 2,940,043
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right

Franklin Gold and Precious Metals Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4301-SFSOI 03/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Gold and Precious Metals Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 31, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 31, 2025